Auditor's Remuneration - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Auditors Remuneration [Line Items]
Remuneration for audit services to retirement benefit plans for employees of subsidiaries	$ 1	$ 1	$ 1
Auditor's remuneration	53	53	52
Auditor's remuneration for audit services	47	48	49
Auditor's remuneration for other services	5	4	2
United States [Member]
Disclosure Of Auditors Remuneration [Line Items]
Auditor's remuneration	53	53	52
Auditor's remuneration for audit services	50	50	51
Auditor's remuneration for audit related	2	2	$ 1
Auditor's remuneration for other services	$ 1	$ 1